UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 12/31/2010
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]   is a restatement.
          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
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Address:  645 Madison Avenue, New York, New York 10022
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Form 13F File Number:  028-05653
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Philippe E. Baumann
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Title: Executive Vice President
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Phone: 212-888-8123
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Signature, Place, and Date of Signing:

/s/  Philippe E. Baumann
--------------------------
New York, New York
January 28, 2011

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry  Total:     41
                                             --
Form 13F Information Table Value Total:    $3,117,832 (In Thousands)
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List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE

                                                       Stralem & Company,Inc
                                                              FORM 13F
                                                            December 31, 2010

                                                                                                                 Voting Authority
                                                                                                              ----------------------
                                                           Value      Shares/   Sh/ Put/ Invstmt  Other
        Name of Issuer          Title of class    CUSIP   (x$1000)    Prn Amt   Prn Call Dscretn Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -----------  --- ---- ------- ---------    -----   ------  ------
CISCO SYSTEMS INC               COMMON STOCK    17275R102    68491    3385617   SH       Sole                2877617          508000
HEWLETT-PACKARD CO              COMMON STOCK    428236103    69132    1642088   SH       Sole                1393118          248970
INTEL CORP                      COMMON STOCK    458140100    78097    3713619   SH       Sole                3151619          562000
MICROSOFT CORP                  COMMON STOCK    594918104    79356    2843289   SH       Sole                2413689          429600
ORACLE CORP                     COMMON STOCK    68389X105    85147    2720350   SH       Sole                2300750          419600
QUALCOMM INC                    COMMON STOCK    747525103    78706    1590350   SH       Sole                1339950          250400
ABBOTT LABORATORIES             COMMON STOCK    002824100    70756    1476847   SH       Sole                1250497          226350
CELGENE CORP                    COMMON STOCK    151020104    83163    1406200   SH       Sole                1198550          207650
QUEST DIAGNOSTICS               COMMON STOCK    74834L100     3179      58900   SH       Sole                   5300           53600
THERMO FISHER SCIENTIFIC INC    COMMON STOCK    883556102    81069    1464400   SH       Sole                1281200          183200
ZIMMER HLDGS INC COM            COMMON STOCK    98956P102      295       5500   SH       Sole                   5500
3M CO                           COMMON STOCK    88579Y101   107502    1245680   SH       Sole                1055180          190500
AUTOMATIC DATA PROCESSING INC   COMMON STOCK    053015103     5618     121400   SH       Sole                  21300          100100
BERKSHIRE HATHAWAY INC DEL CL   COMMON STOCK    084670702      601       7500   SH       Sole                   7500
CATERPILLAR INC                 COMMON STOCK    149123101   134784    1439077   SH       Sole                1227277          211800
COCA COLA CO                    COMMON STOCK    191216100   110632    1682100   SH       Sole                1427150          254950
CVS CAREMARK CORP               COMMON STOCK    126650100   115019    3308000   SH       Sole                2798100          509900
DANAHER CORP                    COMMON STOCK    235851102   121749    2581073   SH       Sole                2182773          398300
EATON CORP                      COMMON STOCK    278058102   105799    1042250   SH       Sole                 882350          159900
GENERAL ELECTRIC CO             COMMON STOCK    369604103   107412    5872726   SH       Sole                5044573          828153
INTERNATIONAL BUSINESS MACHINE  COMMON STOCK    459200101   115138     784532   SH       Sole                 662682          121850
L-3 COMMUNICATIONS HLDGS INC C  COMMON STOCK    502424104      247       3500   SH       Sole                  3500
LOEWS CORP                      COMMON STOCK    540424108   107897    2772999   SH       Sole                2354999          418000
MCDONALDS CORP                  COMMON STOCK    580135101   110984    1445859   SH       Sole                1240309          205550
NEWMONT MINING CORP             COMMON STOCK    651639106    37238     606192   SH       Sole                 523092           83100
PEPSICO INCORPORATED            COMMON STOCK    713448108      555       8500   SH       Sole                   7300            1200
PROCTER & GAMBLE CO COM         COMMON STOCK    742718109      685      10651   SH       Sole                  10051             600
UNITED TECHNOLOGIES CORP        COMMON STOCK    913017109   108631    1379966   SH       Sole                1207866          172100
WAL MART STORES INC             COMMON STOCK    931142103   107199    1987751   SH       Sole                1683900          303851
CHEVRON CORP                    COMMON STOCK    166764100   139022    1523526   SH       Sole                1291576          231950
EXXON MOBIL CORP                COMMON STOCK    30231G102   136883    1872030   SH       Sole                1588289          283741
HESS CORP COM                   COMMON STOCK    42809H107      245       3200   SH       Sole                   3200
KROGER CO                       COMMON STOCK    501044101   123014    5501500   SH       Sole                4660900          840600
AMERICAN ELECTRIC POWER INC     COMMON STOCK    025537101   108049    3003023   SH       Sole                2585523          417500
AT&T INC COM                    COMMON STOCK    00206R102      464      15796   SH       Sole                  15796
CONSOLIDATED EDISON INC         COMMON STOCK    209115104   128288    2588013   SH       Sole                2190113          397900
DOMINION RESOURCES              COMMON STOCK    25746U109     8309     194500   SH       Sole                 117200           77300
DUKE ENERGY CORP                COMMON STOCK    26441C105   125911    7069695   SH       Sole                5987695         1082000
PFIZER INC                      COMMON STOCK    717081103   115136    6575453   SH       Sole                5826653          748800
SOUTHERN CO                     COMMON STOCK    842587107   130192    3405504   SH       Sole                2895954          509550
TECO ENERGY INC                 COMMON STOCK    872375100     7236     406500   SH       Sole                  79500          327000
REPORT SUMMARY                 41 DATA RECORDS             3117832                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


